Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2017	$ 325		$ 53,522	$ 56,198,126	$ (113,389)	$ (56,331,088)	$ (192,504)
Balance at beginning (in shares) at Dec. 31, 2017	324,778	0.92	53,523,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (20)		$ 400	(380)
Conversion of Series A Convertible Preferred Stock (in shares)	(20,000)		400,000
Conversion of Series B Convertible Preferred Stock			$ 599	(599)
Conversion of Series B Convertible Preferred Stock (in shares)		(0.07)	599,362
Sale of common stock			$ 15,906	1,137,739			1,153,645
Sale of common stock (in shares)			15,906,168
Settlement Agreement			$ 1,000	278,000			279,000
Settlement Agreement (in shares)			1,000,000
Conversion of notes payable			$ 1,750	120,728			122,478
Conversion of notes payable (in shares)			1,749,683
Cash Exercise of Warrants			$ 22,432	2,289,573			2,312,005
Cash Exercise of Warrants (in shares)			22,432,184
Cashless Exercise of Warrants			$ 183	(183)
Cashless Exercise of Warrants (in shares)			182,659
Cashless Exercise of Stock Options			$ 4,028	(4,028)
Cashless Exercise of Stock Options (in shares)			4,027,778
Fair value of stock option				329,193			329,193
Restricted Stock awards and Restricted Stock Units			$ 2,213	452,677			454,890
Restricted Stock awards and Restricted Stock Units (in shares)			2,212,500
Common stock and warrants issued for services			$ 170	43,950			44,120
Common stock and warrants issued for services (in shares)			169,500
Warrant Forfeiture
Net loss						(2,932,462)	(2,932,462)
Balance at ending at Dec. 31, 2018	$ 305		$ 102,203	60,844,796	(113,389)	(59,263,550)	1,570,365
Balance at ending (in shares) at Dec. 31, 2018	304,778	0.85	102,203,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (40)		$ 800	(760)
Conversion of Series A Convertible Preferred Stock (in shares)	(40,000)		800,000
Fair value of stock option				123,711			123,711
Restricted Stock awards and Restricted Stock Units			$ 640	(35,266)			(34,626)
Restricted Stock awards and Restricted Stock Units (in shares)			640,000
Common stock and warrants issued for services
Common stock and warrants issued for services (in shares)
Net loss						(513,306)	(513,306)
Balance at ending at Mar. 31, 2019	$ 265		$ 103,643	60,932,481	(113,389)	(59,776,856)	1,146,144
Balance at ending (in shares) at Mar. 31, 2019	264,778	0.85	103,643,166
Balance at beginning at Dec. 31, 2018	$ 305		$ 102,203	60,844,796	(113,389)	(59,263,550)	1,570,365
Balance at beginning (in shares) at Dec. 31, 2018	304,778	0.85	102,203,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (305)		$ 6,096	(5,791)
Conversion of Series A Convertible Preferred Stock (in shares)	(304,778)		6,095,569
Cashless Exercise of Warrants			$ 72	(72)
Cashless Exercise of Warrants (in shares)			71,774
Fair value of stock option				422,682			422,682
Restricted Stock awards and Restricted Stock Units			$ 1,000	237,530			238,530
Restricted Stock awards and Restricted Stock Units (in shares)			1,000,000
Common stock issued for services			$ 1,173	137,269			138,442
Common stock issued for services (in shares)			1,172,730
Common stock issued in relation to Bridge Financing			$ 1,000	69,100			70,100
Common stock issued in relation to Bridge Financing (in shares)			1,000,000
Net loss						(2,507,799)	(2,507,799)
Balance at ending at Dec. 31, 2019			$ 111,544	61,705,514	(113,389)	(61,771,349)	(67,680)
Balance at ending (in shares) at Dec. 31, 2019		0.85	111,543,239
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock
Conversion of Series A Convertible Preferred Stock (in shares)
Fair value of stock option				217,605			217,605
Restricted Stock awards and Restricted Stock Units				64,790			64,790
Common stock issued for services			$ 66	7,668			7,734
Common stock issued for services (in shares)			66,666
Common stock issued in relation to Bridge Financing			$ 960	65,952			66,912
Common stock issued in relation to Bridge Financing (in shares)			960,359
Beneficial conversion feature in connection with 2020 Debentures				649,552			649,552
Warrants issued in connection with 2020 Debentures				1,063,239			1,063,239
Net loss						(1,092,163)	(1,092,163)
Balance at ending at Mar. 31, 2020			$ 112,570	$ 63,774,320	$ (113,389)	$ (62,863,512)	$ 909,989
Balance at ending (in shares) at Mar. 31, 2020		0.85	112,570,264